SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Sanford C. Bernstein Fund, Inc.
▪	Emerging Markets Portfolio
▪	New York Municipal Portfolio
▪	California Municipal Portfolio
▪	Diversified Municipal Portfolio
▪	Intermediate Duration Portfolio
▪	Overlay A Portfolio
▪	Tax-Aware Overlay A Portfolio
▪	Overlay B Portfolio
▪	Tax-Aware Overlay B Portfolio

(File Nos. 33-21844 and 811-05555)

Bernstein Fund, Inc.

▪	International Strategic Equities Portfolio
▪	International Small Cap Portfolio
▪	Small Cap Core Portfolio

(File Nos. 333-207065 and 811-23100)

Dear Sir or Madam:

On behalf of the above-referenced funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on January 29, 2025, for Sanford C. Bernstein Fund, Inc. and January 28, 2025, for Bernstein Fund, Inc.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Lancelot A. King Lancelot A. King